CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Mar. 31, 2018		27,753,365
Balance, amount at Mar. 31, 2018	$ (86,379)	$ 27,754	$ 0	$ 11,350,456	$ (11,464,589)
Common stock issued for cash, shares		2,277,142
Common stock issued for cash, amount	643,000	$ 2,277	$ 0	640,723	0
Common stock issued to related parties for service, shares		600,418
Common stock issued to related parties for service, amount	130,536	$ 600	$ 0	129,936	0
Common stock issued for warrant exercise, shares		1,665,710
Common stock issued for warrant exercise, amount	83,286	$ 1,666	$ 0	81,620	0
Common stock issued for service, shares		350,000
Common stock issued for service, amount	77,550	$ 350	$ 0	77,550	0
Option expense	38,400	0	0	38,400	0
Net loss	(1,368,907)	$ 0	$ 0	0	(1,368,907)
Balance, shares at Mar. 31, 2019		32,646,635
Balance, amount at Mar. 31, 2019	(482,164)	$ 32,647	$ 0	12,318,685	(12,833,496)
Common stock issued to related parties for service, shares		137,872
Common stock issued to related parties for service, amount	25,721	$ 138	$ 0	25,583	0
Common stock issued for warrant exercise, shares		21,427
Common stock issued for warrant exercise, amount	1,071	$ 21	$ 0	1,050	0
Common stock issued for service, shares		50,000
Common stock issued for service, amount	9,550	$ 50	$ 0	9,500
Net loss	(273,738)	$ 0	$ 0	0	(273,738)
Common stock issued to Related parties for AP settlement, shares		639,536
Common stock issued to Related parties for AP settlement, amount	99,000	$ 640	$ 0	98,360	0
Balance, shares at Jun. 30, 2019		33,495,470
Balance, amount at Jun. 30, 2019	(620,560)	$ 33,496	$ 0	12,453,178	(13,107,234)
Balance, shares at Mar. 31, 2019		32,646,635
Balance, amount at Mar. 31, 2019	(482,164)	$ 32,647	$ 0	12,318,685	(12,833,496)
Net loss	(605,594)
Balance, shares at Sep. 30, 2019			110,000
Balance, amount at Sep. 30, 2019	(801,146)	$ 33,774	$ 110	12,604,060	(13,439,090)
Balance, shares at Mar. 31, 2019		32,646,635
Balance, amount at Mar. 31, 2019	(482,164)	$ 32,647	$ 0	12,318,685	(12,833,496)
Common stock issued for cash, shares		1,350,000
Common stock issued for cash, amount	115,000	$ 1,350	$ 0	113,650	0
Common stock issued to related parties for service, shares		1,345,522
Common stock issued to related parties for service, amount	176,422	$ 1,345	$ 0	175,077	0
Common stock issued for warrant exercise, shares		21,427
Common stock issued for warrant exercise, amount	1,071	$ 21	$ 0	1,050	0
Common stock issued for service, shares		6,300,000
Common stock issued for service, amount	927,300	$ 6,300	$ 0	921,000	0
Net loss	(4,004,153)
Common stock issued for the conversion of preferred shares, shares		757	(50,000)
Common stock issued for the conversion of preferred shares, amount	0	$ 757	$ (50)	(707)	0
Common stock issued accrued payables - related party, shares		2,469,536
Common stock issued accrued payables - related party, amount	293,320	$ 2,470	$ 0	290,850	0
Preferred shares issued, shares			110,000
Preferred shares issued, amount	110,000	0	$ 110	109,890	0
Financing cost	(12,500)	$ 0	$ 0	(12,500)	0
Balance, shares at Mar. 31, 2020		44,890,262	60,000
Balance, amount at Mar. 31, 2020	(2,875,704)	$ 44,890	$ 60	13,916,995	(16,837,649)
Balance, shares at Jun. 30, 2019		33,495,470
Balance, amount at Jun. 30, 2019	(620,560)	$ 33,496	$ 0	12,453,178	(13,107,234)
Common stock issued to related parties for service, shares		27,500
Common stock issued to related parties for service, amount	3,520	$ 28	$ 0	3,492	0
Common stock issued for service, shares		250,000
Common stock issued for service, amount	37,750	$ 250	$ 0	37,500	0
Net loss	(331,856)	0	$ 0	0	(331,856)
Preferred shares issued for cash, shares			110,000
Preferred shares issued for cash, amount	110,000	0	$ 220	109,890
Balance, shares at Sep. 30, 2019			110,000
Balance, amount at Sep. 30, 2019	(801,146)	$ 33,774	$ 110	12,604,060	(13,439,090)
Balance, shares at Mar. 31, 2020		44,890,262	60,000
Balance, amount at Mar. 31, 2020	(2,875,704)	$ 44,890	$ 60	13,916,995	(16,837,649)
Common stock issued for service, shares		677,000
Common stock issued for service, amount	85,440	$ 677	$ 0	84,763	0
Net loss	(203,971)	$ 0	$ 0	0	(203,971)
Common stock issued to Related parties for AP settlement, shares		13,831,101
Common stock issued to Related parties for AP settlement, amount	1,387,872	$ 13,831	$ 0	1,374,041	0
Common stock issued for related parties for service, shares		2,007,000
Common stock issued for related parties for service, amount	190,915	$ 2,007	$ 0	188,908	0
Common stock issued for preferred shares, shares			(60,000)
Common stock issued for preferred shares, amount	0	$ 0	$ (60)	0	0
Balance, shares at Jun. 30, 2020		62,793,607
Balance, amount at Jun. 30, 2020	(1,397,437)	$ 62,795	$ 0	15,581,388	(17,041,620)
Balance, shares at Mar. 31, 2020		44,890,262	60,000
Balance, amount at Mar. 31, 2020	(2,875,704)	$ 44,890	$ 60	13,916,995	(16,837,649)
Net loss	(622,265)
Balance, shares at Sep. 30, 2020		67,180,691	740,000
Balance, amount at Sep. 30, 2020	(811,012)	$ 67,181	$ 740	16,580,981	(17,495,914)
Balance, shares at Jun. 30, 2020		62,793,607
Balance, amount at Jun. 30, 2020	(1,397,437)	$ 62,795	$ 0	15,581,388	(17,041,620)
Common stock issued for cash, shares		2,677,397
Common stock issued for cash, amount	150,000	$ 2,677	$ 0	147,323	0
Common stock issued for service, shares		728,572
Common stock issued for service, amount	44,151	$ 728	$ 0	43,423	0
Net loss	(418,294)	0	$ 0	0	(418,294)
Preferred issued for cash, shares			640,000
Preferred issued for cash, amount	640,000	0	$ 640	639,360	0
Preferred issued for debt, shares			100,000
Preferred issued for debt, amount	100,000	$ 0	$ 100	99,900	0
Common stock issued for service- related parties, shares		918,115
Common stock issued for service- related parties, amount	64,268	$ 918	$ 0	63,350	0
Common stock issued for accounts payable, shares		63,000
Common stock issued for accounts payable, amount	63,000	$ 63	$ 0	6,237	0
Balance, shares at Sep. 30, 2020		67,180,691	740,000
Balance, amount at Sep. 30, 2020	$ (811,012)	$ 67,181	$ 740	$ 16,580,981	$ (17,495,914)